Offerings	May 18, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.375% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 850,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,385.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.375% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670.00